Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.2%
International Equity Funds - 23.2%
iShares Core MSCI EAFE ETF	67,415	$ 4,688,713
iShares Core MSCI Emerging Markets ETF	22,972	1,199,828
iShares Global REIT ETF	48,642	1,154,761

		7,043,302

U.S. Equity Fund - 26.1%
iShares Core S&P 500 ETF	17,219	7,923,839

U.S. Fixed Income Funds - 2.9%
iShares 0-5 Year TIPS Bond ETF (A)	6,171	601,858
iShares Core U.S. Aggregate Bond ETF	3,049	297,826

		899,684

Total Exchange-Traded Funds (Cost $16,788,455)		15,866,825

INVESTMENT COMPANIES - 46.6%
International Equity Funds - 12.9%
Transamerica Emerging Markets Opportunities (B)	101,200	811,624
Transamerica International Focus (B)	182,643	1,552,466
Transamerica International Stock (B)	143,086	1,565,360

		3,929,450

International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	16,390	149,802

U.S. Equity Funds - 29.3%
Transamerica Capital Growth (B)	147,370	1,120,011
Transamerica Large Cap Value (B)	196,348	2,601,610
Transamerica Mid Cap Growth (B)	118,345	1,020,134
Transamerica Mid Cap Value Opportunities (B)	82,219	930,719
Transamerica Small Cap Growth (B)	109,347	746,840
Transamerica Small Cap Value (B)	119,700	697,852
Transamerica US Growth (B)	67,867	1,782,179

		8,899,345

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 3.9%
Transamerica Bond (B)	94,369	$ 754,949
Transamerica High Yield Bond (B)	57,042	451,771

		1,206,720

Total Investment Companies (Cost $15,841,371)		14,185,317

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (C)	19,900	19,900

Total Other Investment Company (Cost $19,900)		19,900

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.50% (C), dated 07/31/2023, to be repurchased at $336,049 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $342,777.	$ 336,025	336,025

Total Repurchase Agreement (Cost $336,025)		336,025

Total Investments (Cost $32,985,751)		30,408,067
Net Other Assets (Liabilities) - (0.0)% (D)		(13,700)

Net Assets - 100.0%		$ 30,394,367

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$15,866,825	$—	$—	$15,866,825
Investment Companies	14,185,317	—	—	14,185,317
Other Investment Company	19,900	—	—	19,900
Repurchase Agreement	—	336,025	—	336,025

Total Investments	$30,072,042	$336,025	$—	$30,408,067

Transamerica Funds	Page 1

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $19,506, collateralized by cash collateral of $19,900. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$642,374	$108,340	$(13,139)	$(2,167)	$19,541	$754,949	94,369	$20,339	$—
Transamerica Capital Growth	—	905,001	(40,001)	5,956	249,055	1,120,011	147,370	—	—
Transamerica Emerging Markets Debt	255,757	8,325	(144,501)	(29,052)	59,273	149,802	16,390	7,125	—
Transamerica Emerging Markets Opportunities	689,797	42,044	(62,000)	(30,590)	172,373	811,624	101,200	22,045	—
Transamerica High Yield Bond	268,978	176,488	(1,050)	(171)	7,526	451,771	57,042	15,489	—
Transamerica International Focus	1,318,453	36,407	(77,000)	(17,226)	291,832	1,552,466	182,643	26,407	—
Transamerica International Stock	1,347,919	58,363	(165,000)	(24,146)	348,224	1,565,360	143,086	38,363	—
Transamerica Large Cap Value	2,486,368	156,249	(122,400)	(11,215)	92,608	2,601,610	196,348	26,024	130,225
Transamerica Large Growth	2,286,629	29,204	(2,284,616)	(1,920,358)	1,889,141	—	—	—	29,204
Transamerica Mid Cap Growth	786,202	50,000	(5,000)	(4,290)	193,222	1,020,134	118,345	—	—
Transamerica Mid Cap Value Opportunities	933,158	60,258	(79,000)	(29,051)	45,354	930,719	82,219	10,501	49,757
Transamerica Small Cap Growth	623,225	61,116	(7,000)	(3,185)	72,684	746,840	109,347	—	24,116
Transamerica Small Cap Value	753,123	123,378	(89,600)	(103,641)	14,592	697,852	119,700	16,003	107,375
Transamerica US Growth	—	1,530,999	(117,500)	15,095	353,585	1,782,179	67,867	—	—

Total	$12,391,983	$3,346,172	$(3,207,807)	$(2,154,041)	$3,809,010	$14,185,317	1,435,926	$182,296	$340,677

(C)	Rates disclosed reflect the yields at July 31, 2023.
(D)	Percentage rounds to less than 0.01% or (0.01)%.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2050

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2050 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3